Short-term debt (Details) R in Millions, $ in Millions	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ZAR (R)
Disclosure of detailed information about borrowings
Short-term debt	R 1,148		R 666
Short-term portion of long-term debt	24,500		14,091
Short-term portion of lease liabilities	1,754		2,183
Total short-term debt	27,402		R 16,940
US Dollar Convertible Bond, November 2027
Disclosure of detailed information about borrowings
Short-term portion of long-term debt | $		$ 750
US Dollar Bond September 2026
Disclosure of detailed information about borrowings
Short-term portion of long-term debt	10,700	$ 650
Commercial paper
Disclosure of detailed information about borrowings
Short-term portion of long-term debt	R 1,200